Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current tax expenses:
Provision for the year	$ 1,697,670	$ 218,117	$ 909,153
Under provision in prior years	21,517	2,764
Current tax expenses	1,719,187	220,881	909,153
Deferred tax expenses (credit)	(91,278)	(11,727)	1,220,451	1,500,878
Total	$ 1,627,909	$ 209,154	$ 2,129,604	$ 1,500,878